Income Tax (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Taxes

The following table illustrates the current and deferred taxes for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)		(Euros in thousands)
Current income tax	—	—	—	—
Deferred income tax	274	1,001	222	1,996
Taxes on income	274	1,001	222	1,996

During the three and six months ended June 30, 2026 and 2025, the Group generated a net loss. Correspondingly the Group did not recognize a current income tax expense and no equivalent current tax liability for the three and six months ended June 30, 2026 and 2025.

During the three months ended June 30, 2026 and 2025, the deferred tax liability decreased by €0.3 million and €1.0 million and during the six months ended June 30, 2026 and 2025 by €0.2 million and €2.0 million, respectively, due to a decrease in temporary differences and correspondingly the Group recognized a deferred income tax benefit.